Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes
Schedule of reconciliation of computed expected tax expense excluding non-controlling interest to income tax expense (benefit) attributable to continuing operations

	Years ended December 31,
(Millions of dollars)	2018	2017	2016
Computed “expected” tax expense (benefit) excluding noncontrolling interests	$(3)	$150	$134
Adjustments to tax expense (benefit) attributable to:
Foreign tax differences	12	(22)	(14)
Tax-exempt income	(13)	—	(15)
State income taxes, net of federal benefit	(8)	9	5
Repatriation tax	14	112	—
Effect on deferreds of federal rate reduction	—	(47)	—
Foreign entity tax status change	22	—	—
Federal tax credits	(23)	(18)	(31)
Federal rate reduction effect on capital loss carryback	(3)	—	—
Domestic manufacturing deduction	—	(2)	(5)
Other	3	(1)	(4)
Total income tax expense	$1	$181	$70

Schedule of components of earnings before income taxes

	Years ended December 31,
(Millions of dollars)	2018	2017	2016
United States	$(109)	$273	$272
Foreign	93	155	110
Total earnings (loss) excluding noncontrolling interests	(16)	428	382
Net loss (income) attributable to noncontrolling interests	—	1	(2)
Total earnings (loss) before income taxes	$(16)	$427	$384

Schedule of components of total income taxes

	Years ended December 31,
(Millions of dollars)	2018	2017	2016
Current:
Federal	$(20)	$118	$(1)
Foreign	32	19	21
State and local	—	2	7
Deferred:
Federal	5	20	36
Foreign	(5)	10	4
State and local	(11)	12	3
Income tax expense	1	181	70
Unrealized changes in other comprehensive income (loss)	2	(3)	(12)
Total income taxes	$3	$178	$58

Schedule of components of the net deferred income tax liability

	December 31,
(Millions of dollars)	2018	2017
Deferred income tax liabilities:
Depreciation	$140	$92
Domestic partnerships	78	92
LIFO	—	3
Cash basis farming adjustment	5	5
Deferred earnings of foreign subsidiaries	2	—
Other	1	17
	$226	$209
Deferred income tax assets:
Reserves/accruals	$70	$61
Deferred earnings of foreign subsidiaries	—	24
Net operating and capital loss carry-forwards	56	51
LIFO	7	—
Tax credit carry-forwards	21	14
Other	4	6
	158	156
Valuation allowance	59	59
Net deferred income tax liability	$127	$112

Schedule of activity within the valuation allowance account

	Balance at	Charge (credit)	Balance at
(Millions of dollars)	beginning of year	to expense	end of year
Allowance for Deferred Tax Assets:
Year Ended December 31, 2018	$59	—	$59
Year Ended December 31, 2017	$58	1	$59
Year Ended December 31, 2016	$19	39	$58

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits

(Millions of dollars)	2018	2017
Beginning balance at January 1	$18	$13
Additions for uncertain tax positions of prior years	2	3
Additions for uncertain tax positions of current year	6	3
Lapse of statute of limitations	(1)	(1)
Ending balance as of December 31	$25	$18